Management Option Plan	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Management Option Plan [Text Block]

8. Management Option Plan

Effective July 20, 2006, the Board of Directors adopted a management option plan for executives and key employees and reserved 1,697,500 Class C units for that purpose. The option plan was amended by the Board of Directors in 2015 to increase the number of Class C units available to 2,000,000. The options vest over four years; 50% in year two and 25% in years three and four respectively, and all unexercised options expire fifteen years from the date of issuance. Unexercised options expire between 2021 and 2030. The management options can only be exercised in conjunction with a change in control of the Company, consummation of an initial public offering, or dissolution of the Company, as defined by the agreement. No compensation expense has been recognized on the options and no options have been exercised. Compensation expense to be recognized upon consummation of a qualifying exercise event is $1,413.
Stock option activity for 2015, 2014 and 2013 is set forth below:

Stock Option Activity	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at January 1, 2013	5,000	$2.64
Granted	—	0.00
Vested	(5,000)	2.64
Forfeited	—	0.00
Unvested at December 31, 2013	—	0.00
Granted	120,000	0.18
Vested	—	0.00
Forfeited	—	0.46
Unvested at December 31, 2014	120,000	0.18
Granted	320,000	3.92
Vested	—	0.00
Forfeited	—	0.00
Unvested at December 31, 2015	440,000	2.90

For options issued in 2014 and 2015 the following assumptions were utilized in the Black-Scholes pricing model:

	2015	2014
Dividend yield	—	—
Expected volatility	75%	45%
Risk free rate of return	1.22%	1.41%
Expected life of options	4 years	4 years
Weighted average grant date fair value	$3.92	$0.18
Forfeitures have historically been insignificant so they were estimated at zero.
The Company had the following options vested at December 31:

Options vested at January 1, 2013	1,362,500
Vested during 2013	5,000
Forfeited during 2013	—
Options vested at December 31, 2013	1,367,500
Vested during 2014	—
Forfeited during 2014	(30,000)
Options vested at December 31, 2014	1,337,500
Vested during 2015	—
Forfeited during 2015	(25,000)
Options vested at December 31, 2015	1,312,500
Stock options outstanding at December 31, 2015, have a weighted-average remaining contractual life of approximately 8 years. Total options available for grant were 247,500 and 240,000 at December 31, 2015 and 2014, respectively. Management expects the remaining 440,000 of unvested options to vest in 2016 upon consummation of the merger transaction discussed in Note 2.

Exercise Price and Weighted Average Exercise Price	Outstanding as of December 31, 2015	Weighted Average Remaining Life (years)	Exercisable as of December 31, 2015
$2.73	1,167,500	5.7	—
$4.75	120,000	7.7	—
$6.00	25,000	9.3	—
$2.20	120,000	14.0	—
$2.00	160,000	14.6	—
$2.25	82,500	14.6	—
$2.75	77,500	14.6	—
	1,752,500	8.0	—